Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Directly issued capital instruments	$ 329,799	$ 215,610	$ 228,471
Contributed surplus	2,540	2,485	2,717
Retained earnings	196,284	181,238	168,776
Accumulated other comprehensive income (loss)	(317)	(130)	139
Regulatory capital		481,176
Total risk-weighted assets		$ 3,323,595
Capital ratio		14.48%
Total assets	5,047,133	$ 4,838,484	$ 4,388,320
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	615,770
Total risk-weighted assets	$ 3,551,398
Capital ratio	17.34%
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	$ (21,084)	(25,700)
Total assets	5,047,133	4,838,484
Total on-balance sheet exposures	5,026,049	4,812,784
Total off-balance sheet exposure at gross notional amount	694,300	701,104
Adjustments for conversion to credit equivalent amount	443,374	451,759
Total off-balance sheet exposures	250,926	249,345
Total exposures	$ 5,276,975	$ 5,062,129
Leverage ratio	9.61%	7.38%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 215,610
Contributed surplus		2,485
Retained earnings		181,238
Accumulated other comprehensive income (loss)		(130)
Regulatory capital before adjustments		399,203
Adjustments to capital		(25,700)
Regulatory capital		$ 373,503
Capital ratio		11.24%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 329,799
Contributed surplus	2,540
Retained earnings	196,284
Accumulated other comprehensive income (loss)	(317)
Regulatory capital before adjustments	528,306
Adjustments to capital	(21,084)
Regulatory capital	$ 507,222
Capital ratio	14.28%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 507,222	$ 373,503
Capital ratio		11.24%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 507,222
Capital ratio	14.28%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 103,590	$ 104,370
Regulatory capital before adjustments		104,370
Adjustments to capital		3,303
Regulatory capital		$ 107,673
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	103,590
Adjustments to capital	4,958
Regulatory capital	$ 108,548